Prospectus

Calvert Income Fund
Calvert Short Duration Income Fund
Calvert Long-Term Income Fund
Calvert Ultra-Short Floating Income Fund
January 31, 2007,
as revised July 13, 2007

Calvert
Investments that make a difference

A UNIFI Company

These securities have not been approved or disapproved by the Securities and Exchange Commission ("SEC") or any State Securities Commission, nor has the SEC or any State Securities Commission passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Prospectus
January 31, 2007, as revised July 13, 2007

About the Funds
Investment Objective, Strategy, Principal Risks, Past Performance
2	Calvert Income Fund
9	Calvert Short Duration Income Fund
16	Calvert Long-Term Income Fund
22	Calvert Ultra-Short Floating Income Fund
27	Fees and Expenses
33	Principal Investment Strategies and Risks

About Your Investment
37	About Calvert
39	Advisory Fees
39	How to Buy Shares/Getting Started
40	Choosing a Share Class
43	Calculation of Contingent Deferred Sales Charge and Waiver of Sales Charge
44	Reduced Sales Charges (Sales load breakpoints/discount)
47	Reinstatement Privilege
47	Distribution and Service Fees
48	Service Fees and Arrangements with Broker/Dealers
50	Next Step - Account Application
51	How Shares are Priced
52	When Your Account Will be Credited
53	How to Sell Shares
56	Other Calvert Features / Policies (Exchanges, Market Timing Policy, Minimum Account Balance, etc.)
60	Dividends, Capital Gains and Taxes
62	Financial Highlights

Calvert Income Fund

Objective

Calvert Income Fund seeks to maximize income, to the extent consistent with preservation of capital, through investment in bonds and other income-producing securities.

Principal Investment Strategies

The Fund uses an active strategy, seeking relative value to earn incremental income. The Fund typically invests at least 65% of its net assets in investment grade U.S. dollar denominated debt securities, as assessed at the time of purchase. A debt security is investment grade when assigned a credit quality rating of BBB or higher by Standard & Poor's or an equivalent rating by a nationally recognized statistical rating organization ("NRSRO"), including Moody's Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund's Advisor. There is no limit on the amount of unrated securities that may be purchased.

With a change in rating of a debt security, the Advisor will review the security's fundamentals with the credit research team and determine its position on the security, given its fundamental outlook for the security and the price at which the security then trades. This is consistent with the Advisor's relative value approach to investing in all securities. A downgrade/upgrade in a security's credit quality rating is not an automatic signal to sell/buy that security.

The Fund invests principally in bonds issued by the U.S. Treasury and its agencies (e.g., Government National Mortgage Association), the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation and U.S. corporations. The Fund also may invest in taxable municipal securities and asset-backed securities ("ABS") of U.S. issuers.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations ("CMOs") and ABS. The holder of an interest in a CMO or ABS is entitled to receive specified cash flows from a pool of underlying assets. Depending upon the CMO or ABS class purchased, the holder may be entitled to payment before the cash flow from the pool is used to pay CMO or ABS classes with a lower priority of payment or, alternatively, the holder may be paid only after the cash flow has been used to pay CMO or ABS classes with a higher priority of payment.

The Fund may invest up to 35% of its net assets in below-investment grade debt securities (commonly known as "junk bonds"), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB by Standard & Poor's or an equivalent rating by an NRSRO, or if unrated, considered to be of comparable credit quality by the Fund's Advisor. Junk bonds are considered speculative securities.

The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts ("ADRs"), which are U.S. dollar-denominated certificates issued by a U.S. bank and traded on exchanges or over-the-counter in the U.S. as domestic shares. The certificates represent the number of foreign issuers' securities the U.S. bank holds in the country of origin. The Fund may invest in either sponsored or unsponsored ADRs. A sponsored ADR is preferable as the company is then subject to U.S. reporting requirements and will pay the costs of distributing dividends and materials. With an unsponsored ADR, the U.S. bank will recover costs from the movement of shares and dividends. Normally, less information is available on unsponsored ADRs.

The Fund's investments may have all types of interest rate payments and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind and auction rate features. The Fund will invest in instruments with principal payments that are both fixed and variable.

The Fund employs an active style that seeks to maximize income to the extent consistent with preservation of capital. The active style can result in higher turnover, exceeding 100%, and may cause the Fund to have a relatively high amount of short-term capital gains, which are taxable to you at the ordinary income tax rate, and may translate to higher transaction costs.

The Fund may also use a hedging technique that involves short sales of U.S. Treasury securities for the purposes of managing the duration of the Fund. Any short sales are "covered" with an equivalent amount of high-quality, liquid securities.

In addition, although the Fund may employ leverage by borrowing money and using it for the purchase of additional securities, the Fund does not currently intend to do so.

See the "Principal Investment Strategies and Risks" Table below and the SAI for further discussion of these types of investments.

The sell discipline is one that seeks to maximize relative value by liquidating securities that have outperformed their comparables, swapping them for cheaper securities with more upside potential and by reducing portfolio risk by selling securities that, in the Advisor's opinion, have weakened, when considering credit risk and the overall economic outlook.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, most likely for any of the following reasons:

  The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single bond may have greater impact on the Fund.
  The market prices of bonds decline.
  The credit quality of the securities deteriorates, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.
  The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation issue debt and mortgage-backed securities commonly known as Fannie Maes and Freddie Macs, respectively. Securities issued by government-sponsored enterprises ("GSEs") such as Fannie Mae and Freddie Mac are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. Such securities are only supported by the credit of the GSE. Mortgage-backed securities are subject to the risk of prepayment, where unanticipated prepayments may occur (usually in response to a reduction in interest rates), reducing the value of a mortgage-backed security. The Fund must then reinvest those assets at the current market rate, which may be lower. Mortgage-backed securities are also subject to the risk of extension, where an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.
  The individual bonds in the Fund do not perform as well as expected, due to credit, political or other risks and/or the Fund's portfolio management practices do not work to achieve their desired result.
  There is the risk that changes in interest rates will adversely affect the value of an investor's securities.
  The Advisor's allocation among different sectors of the bond market and among bonds with maturities of different length does not perform as well as expected.
  The Fund may be subject to currency risk, which may be hedged or unhedged. Unhedged currency exposure may result in gains or losses as a result of a change in the relationship between the U.S. dollar and the respective foreign currency.
  Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer's ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.
  For the bonds in default (rated "D" by Standard & Poor's or the equivalent by an NRSRO) held in the Fund, there is a significant risk of not achieving full recovery.
  Unrated securities, while not necessarily of lower quality than rated securities, generally do not have a broad market. Before purchasing an unrated security, the Advisor intends to analyze the creditworthiness of the issuer of the security and of any financial institution or other party responsible for payments on the security.
  For corporate and taxable municipal bonds as well as for collateralized loan obligations and collateralized debt obligations held in the Fund, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.
  For the foreign debt securities held in the Fund, there are additional risks relating to political, social, and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, the potential for foreign markets to be less liquid than U.S. markets and the currency risk associated with securities that trade in currencies other than the U.S. dollar.
  The risks of ADRs include many of the risks associated with investing directly in foreign securities such as individual country risk (e.g., political and economic) and currency risk.
  In leveraged transactions, borrowing magnifies the potential for gain or loss on the Fund's portfolio securities and therefore, if employed, increases the possibility of fluctuation in the Fund's NAV. Borrowing is subject to interest costs, which may or may not be recovered by appreciation of the securities purchased.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table

The following bar chart and table show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time to that of the Lehman U.S. Credit Index, a widely recognized unmanaged index of bond prices. It also shows the Fund's returns compared to the Lipper Corporate Debt Funds BBB-Rated Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for the other classes will vary. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The return for each of the Fund's other Classes of shares offered by this prospectus will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows the Fund's returns with the maximum sales charge deducted. No sales charge has been applied to the indices used for comparison in the table.

Best Quarter (of periods shown)	Q1 '01	7.91%
Worst Quarter (of periods shown)	Q2 '04	-1.70%

Average Annual Total Returns (as of December 31, 2006)
(with maximum sales charge deducted)

	1 year	5 years	10 years
Income Fund Class A:
Return before taxes	0.90%	5.57%	7.55%
Return after taxes on distributions	-0.72%	3.45%	4.58%
Return after taxes on distributions
and sale of Fund shares	0.56%	3.54%	4.62%
Lehman U.S. Credit Index	4.26%	5.90%	6.56%
Lipper Corporate Debt Funds
BBB-Rated Average	4.65%	5.72%	5.89%

(Indices reflect no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Average Annual Total Returns (for the periods ended December 31, 2006) (with maximum sales charge deducted)

	1 year	5 years	Since
			Inception
			(7/31/99)
Income Fund Class B	0.04%	5.59%	6.27%
Lehman U.S. Credit Index	4.26%	5.90%	6.74%
Lipper Corporate Debt Funds
BBB-Rated Average	4.65%	5.72%	6.30%

(Indices reflect no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

	1 year	5 years	Since
			Inception
			(7/31/00)
Income Fund Class C	3.09%	5.64%	6.57%
Lehman U.S. Credit Index	4.26%	5.90%	7.04%
Lipper Corporate Debt Funds
BBB-Rated Average	4.65%	5.72%	6.54%

(Indices reflect no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Calvert Short Duration Income Fund

Objective

Calvert Short Duration Income Fund seeks to maximize income to the extent consistent with preservation of capital, through investment in short-term bonds and other income-producing securities.

Principal Investment Strategies

The Fund uses an active strategy, seeking relative value to earn incremental income. The Fund typically invests at least 65% of its net assets in investment grade U.S. dollar denominated debt securities, as assessed at the time of purchase. A debt security is investment grade when assigned a credit quality rating of BBB or higher by Standard & Poor's or an equivalent rating by a nationally recognized statistical rating organization ("NRSRO"), including Moody's Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund's Advisor. There is no limit on the amount of unrated securities that may be purchased.

With a change in rating of a debt security, the Advisor will review the security's fundamentals with the credit research team and determine its position on the security, given its fundamental outlook for the security and the price at which the security then trades. This is consistent with the Advisor's relative value approach to investing in all securities. A downgrade/upgrade in a security's credit quality rating is not an automatic signal to sell/buy that security.

The Fund invests principally in bonds issued by the U.S. Treasury and its agencies (e.g., Government National Mortgage Association), the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation and U.S. corporations. The Fund also may invest in taxable municipal securities and asset-backed securities ("ABS") of U.S. issuers.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations ("CMOs") and ABS. The holder of an interest in a CMO or ABS is entitled to receive specified cash flows from a pool of underlying assets. Depending upon the CMO or ABS class purchased, the holder may be entitled to payment before the cash flow from the pool is used to pay CMO or ABS classes with a lower priority of payment or, alternatively, the holder may be paid only after the cash flow has been used to pay CMO or ABS classes with a higher priority of payment.

The Fund may invest up to 35% of its net assets in below-investment grade debt securities (commonly known as "junk bonds"), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB by Standard & Poor's or an equivalent rating by an NRSRO, or if unrated, considered to be of comparable credit quality by the Fund's Advisor. Junk bonds are considered speculative securities.

The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts ("ADRs"), which are U.S. dollar-denominated certificates issued by a U.S. bank and traded on exchanges or over-the-counter in the U.S. as domestic shares. The certificates represent the number of foreign issuers' securities the U.S. bank holds in the country of origin. The Fund may invest in either sponsored or unsponsored ADRs. A sponsored ADR is preferable as the company is then subject to U.S. reporting requirements and will pay the costs of distributing dividends and materials. With an unsponsored ADR, the U.S. bank will recover costs from the movement of shares and dividends. Normally, less information is available on unsponsored ADRs.

The Fund's investments may have all types of interest rate payments and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind and auction rate features. The Fund will invest in instruments with principal payments that are both fixed and variable.

Under normal circumstances, the Fund's average portfolio duration will range from one to three years. Duration is a measure of the expected average life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Similarly, a Fund with longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

The Fund employs an active style that seeks to maximize income to the extent consistent with preservation of capital. The active style can result in higher turnover, exceeding 100%, and may cause the Fund to have a relatively high amount of short-term capital gains, which are taxable to you at the ordinary income tax rate, and may translate to higher transaction costs.

The Fund may also use a hedging technique that involves short sales of U.S. Treasury securities for the purposes of managing the duration of the Fund. Any short sales are "covered" with an equivalent amount of high-quality, liquid securities.

In addition, although the Fund may employ leverage by borrowing money and using it for the purchase of additional securities, the Fund does not currently intend to do so.

See the "Principal Investment Strategies and Risks" Table below and the SAI for further discussion of these types of investments.

The sell discipline is one that seeks to maximize relative value by liquidating securities that have outperformed their comparables, swapping them for cheaper securities with more upside potential and by reducing portfolio risk by selling securities that, in the Advisor's opinion, have weakened, when considering credit risk and the overall economic outlook.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, most likely for any of the following reasons:

  The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single bond may have greater impact on the Fund.
  The market prices of bonds decline.
  The credit quality of the securities deteriorates, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.
  The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation issue debt and mortgage-backed securities commonly known as Fannie Maes and Freddie Macs, respectively. Securities issued by government-sponsored enterprises ("GSEs") such as Fannie Mae and Freddie Mac are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. Such securities are only supported by the credit of the GSE. Mortgage-backed securities are subject to the risk of prepayment, where unanticipated prepayments may occur (usually in response to a reduction in interest rates), reducing the value of a mortgage-backed security. The Fund must then reinvest those assets at the current market rate, which may be lower. Mortgage-backed securities are also subject to the risk of extension, where an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.
  The individual bonds in the Fund do not perform as well as expected, due to credit, political or other risks and/or the Fund's portfolio management practices do not work to achieve their desired result.
  There is the risk that changes in interest rates will adversely affect the value of an investor's securities.
  The Advisor's allocation among different sectors of the bond market and among bonds with maturities of difficult length does not perform as well as expected.
  The Fund may be subject to currency risk, which may be hedged or unhedged. Unhedged currency exposure may result in gains or losses as a result of a change in the relationship between the U.S. dollar and the respective foreign currency.
  Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer's ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.
  For the bonds in default (rated "D" by Standard & Poor's or the equivalent by an NRSRO) held in the Fund, there is a significant risk of not achieving full recovery.
  Unrated securities, while not necessarily of lower quality than rated securities, generally do not have a broad market. Before purchasing an unrated security, the Advisor intends to analyze the creditworthiness of the issuer of the security and of any financial institution or other party responsible for payments on the security.
  For corporate and taxable municipal bonds as well as for collateralized loan obligations and collateralized debt obligations held in the Fund, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.
  For the foreign debt securities held in the Fund, there are additional risks relating to political, social, and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, the potential for foreign markets to be less liquid than U.S. markets and the currency risk associated with securities that trade in currencies other than the U.S. dollar.
  The risks of ADRs include many of the risks associated with investing directly in foreign securities such as individual country risk (e.g., political and economic) and currency risk.
  In leveraged transactions, borrowing magnifies the potential for gain or loss on the Fund's portfolio securities and therefore, if employed, increases the possibility of fluctuation in the Fund's NAV. Borrowing is subject to interest costs, which may or may not be recovered by appreciation of the securities purchased.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table

The following bar chart and table show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how the performance of the Class A shares has varied form year to year. The table compares the Fund's performance over time to that of the Lehman 1-5 Year Credit Index, a widely recognized unmanaged index of investment grade credits with maturities between one and five years. It also shows the Fund's returns compared to the Lipper Short Investment Grade Debt Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for the other classes will vary. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The return for each of the Fund's other Classes of shares offered by this prospectus will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows the Fund's returns with the maximum sales charge deducted. No sales charge has been applied to the index used for comparison in the table.

Calvert Short Duration Income Fund
Year-by-Year Total Return
(Class A return at NAV)

Best Quarter (of periods shown)	Q2 '03	3.31%
Worst Quarter (of periods shown)	Q2 '04	-0.76%

Average Annual Total Returns (as of December 31, 2006)
(with maximum sales charge deducted)

	1 year	Since Inception
		(1/31/02)
Short Duration Income Fund Class A:
Return before taxes	2.37%	5.89%
Return after taxes on distributions	0.69%	4.08%
Return after taxes on distributions
and sale of Fund shares	1.52%	3.97%
Lehman 1-5 Year Credit Index	4.69%	4.51%
Lipper Short Investment Grade
Debt Funds Average	4.17%	2.96%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Average Annual Total Returns (for the periods ended December 31, 2006) (with maximum sales charge deducted)

	1 year	Since Inception
		(10/1/02)
Short Duration Income Fund Class C	3.44%	4.44%
Lehman 1-5 Year Credit Index	4.69%	3.86%
Lipper Short Investment Grade
Debt Funds Average	4.17%	*

*For comparison purposes to Lipper, performance for Class C as of 10/31/02 is 5.45%; and the performance for the Lipper Short Investment Grade Debt Funds Average is 2.66%.

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Calvert Long-Term Income Fund

Objective

Calvert Long-Term Income Fund seeks to maximize income to the extent consistent with preservation of capital, through investments in longer-dated securities.

Principal Investment Strategies

The Fund uses an active strategy, seeking relative value to earn incremental income. The Fund typically invests at least 65% of its net assets in investment grade U.S. dollar denominated debt securities, as assessed at the time of purchase. A debt security is investment grade when assigned a credit quality rating of BBB or higher by Standard & Poor's or an equivalent rating by a nationally recognized statistical rating organization ("NRSRO"), including, Moody's Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund's Advisor. There is no limit on the amount of unrated securities that may be purchased.

With a change in rating of a debt security, the Advisor will review the security's fundamentals with the credit research team and determine its position on the security, given its fundamental outlook for the security and the price at which the security then trades. This is consistent with the Advisor's relative value approach to investing in all securities. A downgrade/upgrade in a security's credit quality rating is not an automatic signal to sell/buy that security.

The Fund invests principally in bonds issued by the U.S. Treasury and its agencies (e.g., Government National Mortgage Association), the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation and U.S. corporations. The Fund also may invest in taxable municipal securities and asset-backed securities ("ABS") of U.S. issuers.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations ("CMOs") and ABS. The holder of an interest in a CMO or ABS is entitled to receive specified cash flows from a pool of underlying assets. Depending upon the CMO or ABS class purchased, the holder may be entitled to payment before the cash flow from the pool is used to pay CMO or ABS classes with a lower priority of payment or, alternatively, the holder may be paid only after the cash flow has been used to pay CMO or ABS classes with a higher priority of payment.

The Fund may invest up to 35% of its net assets in below-investment grade debt securities (commonly known as "junk bonds"), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB by Standard & Poor's or an equivalent rating by an NRSRO, or if unrated, considered to be of comparable credit quality by the Fund's Advisor. Junk bonds are considered speculative securities.

The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts ("ADRs"), which are U.S. dollar-denominated certificates issued by a U.S. bank and traded on exchanges or over-the-counter in the U.S. as domestic shares. The certificates represent the number of foreign issuers' securities the U.S. bank holds in the country of origin. The Fund may invest in either sponsored or unsponsored ADRs. A sponsored ADR is preferable as the company is then subject to U.S. reporting requirements and will pay the costs of distributing dividends and materials. With an unsponsored ADR, the U.S. bank will recover costs from the movement of shares and dividends. Normally, less information is available on unsponsored ADRs.

The Fund's investments may have all types of interest rate payments and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind and auction rate features. The Fund will invest in instruments with principal payments that are both fixed and variable.

Under normal circumstances, the Fund will have a 10-year dollar weighted average portfolio maturity.

The Fund employs an active style that seeks to maximize income to the extent consistent with preservation of capital. The active style can result in higher turnover, exceeding 100%, and may cause the Fund to have a relatively high amount of short-term capital gains, which are taxable to you at the ordinary income tax rate, and may translate to higher transaction costs.

The Fund may also use a hedging technique that involves short sales of U.S. Treasury securities for the purposes of managing the duration of the Fund. Any short sales are "covered" with an equivalent amount of high-quality, liquid securities.

In addition, although the Fund may employ leverage by borrowing money and using it for the purchase of additional securities, the Fund does not currently intend to do so.

See the "Principal Investment Strategies and Risks" Table below and the SAI for further discussion of these types of investments.

The sell discipline is one that seeks to maximize relative value by liquidating securities that have outperformed their comparables, swapping them for cheaper securities with more upside potential and by reducing portfolio risk by selling securities that, in the Advisor's opinion, have weakened, when considering credit risk and the overall economic outlook.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, most likely for any of the following reasons:

  The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single bond may have greater impact on the Fund.
  The market prices of bonds decline.
  The credit quality of the securities deteriorates, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligatons when due.
  The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation issue debt and mortgage-backed securities commonly known as Fannie Maes and Freddie Macs, respectively. Securities issued by government-sponsored enterprises ("GSEs") such as Fannie Mae and Freddie Mac are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. Such securities are only supported by the credit of the GSE. Mortgage-backed securities are subject to the risk of prepayment, where unanticipated prepayments may occur (usually in response to a reduction in interest rates), reducing the value of a mortgage-backed security. The Fund must then reinvest those assets at the current market rate, which may be lower. Mortgage-backed securities are also subject to the risk of extension, where an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.
  The individual bonds in the Fund do not perform as well as expected, due to credit, political or other risks and/or the Fund's portfolio management practices do not work to achieve their desired result.
  There is the risk that changes in interest rates will adversely affect the value of an investor's securities. Longer-term securities are subject to greater interest rate risk.
  The Advisor's allocation among different sectors of the bond market and among bonds with maturities of different length does not perform as well as expected.
  The Fund may be subject to currency risk, which may be hedged or unhedged. Unhedged currency exposure may result in gains or losses as a result of a change in the relationship between the U.S. dollar and the respective foreign currency.
  Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer's ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.
  For the bonds in default (rated "D" by Standard & Poor's or the equivalent by an NRSRO) held in the Fund, there is a significant risk of not achieving full recovery.
  Unrated securities, while not necessarily of lower quality than rated securities, generally do not have a broad market. Before purchasing an unrated security, the Advisor intends to analyze the creditworthiness of the issuer of the security and of any financial institution or other party responsible for payments on the security.
  For corporate and taxable municipal bonds as well as for collateralized loan obligations and collateralized debt obligations held in the Fund, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.
  For the foreign debt securities held in the Fund, there are additional risks relating to political, social, and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, the potential for foreign markets to be less liquid than U.S. markets and the currency risk associated with securities that trade in currencies other than the U.S. dollar.
  The risks of ADRs include many of the risks associated with investing directly in foreign securities such as individual country risk (e.g., political and economic) and currency risk.
  In leveraged transactions, borrowing magnifies the potential for gain or loss on the Fund's portfolio securities and therefore, if employed, increases the possibility of fluctuation in the Fund's NAV. Borrowing is subject to interest costs, which may or may not be recovered by appreciation of the securities purchased.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table

The following bar chart and table show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time to that of the Lehman Brothers Long U.S. Credit Index, a widely recognized unmanaged index of investment-grade credits with maturities of at least 10 years. It also shows the Fund's returns compared to the Lipper Corporate Debt Funds BBB-Rated Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for the other classes will vary. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The return for each of the Fund's other Classes of shares offered by this prospectus will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows the Fund's returns with the maximum sales charge deducted. No sales charge has been applied to the indices used for comparison in the table.

Calvert Long-Term Income Fund
Year-by-Year Total Return

(Class A return at NAV)

Best Quarter (of periods shown)	Q3 '06	4.65%
Worst Quarter (of periods shown)	Q3 '05	-1.18%

Average Annual Total Returns (as of December 31, 2006)

(with maximum sales charge deducted)

	1 year	Since Inception
		(12/31/04)
Long-Term Income Fund Class A:
Return before taxes	1.51%	3.77%
Return after taxes on distributions	0.06%	2.28%
Return after taxes on distributions
and sale of Fund shares	0.96%	2.34%
Lehman Brothers Long U.S. Credit Index	3.47%	3.62%
Lipper Corporate Debt Funds
BBB-Rated Average	4.65%	3.24%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Calvert Ultra-Short Floating Income Fund

Objective

Calvert Ultra-Short Floating Income Fund seeks to maximize income to the extent consistent with preservation of capital, through investment in short-term bonds and other income-producing securities.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in a portfolio of floating-rate securities and securities with durations of less than or equal to one year. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. The Fund uses an active strategy, seeking relative value to earn incremental income.

The Fund typically invests at least 65% of its net assets in investment grade U.S. dollar denominated debt securities, as assessed at the time of purchase. A debt security is investment grade when assigned a credit quality rating of BBB or higher by Standard & Poor's or an equivalent rating by a nationally recognized statistical rating organization ("NRSRO"), including Moody's Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund's Advisor. There is no limit on the amount of unrated securities that may be purchased.

With a change in rating of a debt security, the Advisor will review the security's fundamentals with the credit research team and determine its position on the security, given its fundamental outlook for the security and the price at which the security then trades. This is consistent with the Advisor's relative value approach to investing in all securities. A downgrade/upgrade in a security's credit quality rating is not an automatic signal to sell/buy that security.

The Fund invests principally in floating-rate securities and fixed-rate securities with durations of less than or equal to one year that are issued by the U.S. Treasury and its agencies (e.g., Government National Mortgage Association), the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, and U.S. corporations. Floating-rate securities generally pay interest at rates that adjust whenever a specified interest rate changes and/or reset on predetermined dates (such as the last day of a month or calendar quarter). The Fund also may invest in taxable municipal securities and asset-backed securities ("ABS") of U.S. issuers.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations ("CMOs") and ABS. The holder of an interest in a CMO or ABS is entitled to receive specified cash flows from a pool of underlying assets. Depending upon the CMO or ABS class purchased, the holder may be entitled to payment before the cash flow from the pool is used to pay CMO or ABS classes with a lower priority of payment or, alternatively, the holder may be paid only after the cash flow has been used to pay CMO or ABS classes with a higher priority of payment.

The Fund may invest up to 35% of its net assets in below-investment grade debt securities (commonly known as "junk bonds"), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB by Standard & Poor's or an equivalent rating by an NRSRO, or if unrated, considered to be of comparable credit quality by the Fund's Advisor. Junk bonds are considered speculative securities.

The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts ("ADRs"), which are U.S. dollar-denominated certificates issued by a U.S. bank and traded on exchanges or over-the-counter in the U.S. as domestic shares. The certificates represent the number of foreign issuers' securities the U.S. bank holds in the country of origin. The Fund may invest in either sponsored or unsponsored ADRs. A sponsored ADR is preferable as the company is then subject to U.S. reporting requirements and will pay the costs of distributing dividends and materials. With an unsponsored ADR, the U.S. bank will recover costs from the movement of shares and dividends. Normally, less information is available on unsponsored ADRs.

The Fund's investments may have all types of interest rate payments and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind and auction rate features. The reset periods for interest payments may be regular, and range from daily to annually, or may be event based, such as based on a change in the prime rate. The Fund will invest in instruments with principal payments that are both fixed and variable.

Under normal circumstances, the Fund's average portfolio duration will be less than one year. Duration is a measure of the expected average life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Similarly, a Fund with longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

The Fund employs an active style that seeks to maximize income to the extent consistent with preservation of capital. The active style can result in higher turnover, exceeding 100%, and may cause the Fund to have a relatively high amount of short-term capital gains, which are taxable to you at the ordinary income tax rate, and may translate to higher transaction costs.

The Fund may also use a hedging technique that involves short sales of U.S. Treasury securities for the purposes of managing the duration of the Fund. Any short sales are "covered" with an equivalent amount of high-quality, liquid securities.

In addition, although the Fund may employ leverage by borrowing money and using it for the purchase of additional securities, the Fund does not currently intend to do so.

See the "Principal Investment Strategies and Risks" Table below and the Statement of Additional Information for further discussion of these types of investments.

The sell discipline is one that seeks to maximize relative value by liquidating securities that have outperformed their comparables, swapping them for cheaper securities with more upside potential and by reducing portfolio risk by selling securities that, in the Advisor's opinion, have weakened, when considering credit risk and the overall economic outlook.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, most likely for any of the following reasons:

  The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single bond may have greater impact on the Fund.
  The market prices of bonds decline.
  The credit quality of the securities deteriorates, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.
  The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation issue debt and mortgage-backed securities commonly known as Fannie Maes and Freddie Macs, respectively. Securities issued by government-sponsored enterprises ("GSEs") such as Fannie Mae and Freddie Mac are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. Such securities are only supported by the credit of the GSE. Mortgage-backed securities are subject to the risk of prepayment, where unanticipated prepayments may occur (usually in response to a reduction in interest rates), reducing the value of a mortgage-backed security. The Fund must then reinvest those assets at the current market rate, which may be lower. Mortgage-backed securities are also subject to the risk of extension, where an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.
  The individual bonds in the Fund do not perform as well as expected, due to credit, political or other risks and/or the Fund's portfolio management practices do not work to achieve their desired result.
  There is the risk that changes in interest rates will adversely affect the value of an investor's securities.
  Because a significant portion of securities held by the Fund may have variable or floating interest rates, the amount of the Fund's monthly distributions to shareholders are expected to vary with fluctuations in market interest rates. Generally, when market interest rates fall, the amount of the distributions to shareholders will likewise decrease.
  There may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment for a floating-rate security, which could harm or benefit the Fund, depending on the circumstances. For example, a floating-rate security that does not reset immediately would prevent the Fund from taking full advantage of rising interest rates. In a declining interest rate environment, however, the Fund would benefit from the lag since the Fund would not immediately be impacted by a decline in interest rates.
  The Advisor's allocation among different sectors of the bond market and among bonds with maturities of different length does not perform as well as expected.
  The Fund may be subject to currency risk, which may be hedged or unhedged. Unhedged currency exposure may result in gains or losses as a result of a change in the relationship between the U.S. dollar and the respective foreign currency.
  Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer's ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.
  For the bonds in default (rated "D" by Standard & Poor's or the equivalent by an NRSRO) held in the Fund, there is a significant risk of not achieving full recovery.
  Unrated securities, while not necessarily of lower quality than rated securities, generally do not have a broad market. Before purchasing an unrated security, the Advisor intends to analyze the creditworthiness of the issuer of the security and of any financial institution or other party responsible for payments on the security.
  For corporate and taxable municipal bonds, as well as for collateralized loan obligations and collateralized debt obligations held in the Fund, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.
  For the foreign debt securities held in the Fund, there are additional risks relating to political, social, and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, the potential for foreign markets to be less liquid than U.S. markets and the currency risk associated with securities that trade in currencies other than the U.S. dollar.
  The risks of ADRs include many of the risks associated with investing directly in foreign securities such as individual country risk (e.g., political and economic) and currency risk.
  In leveraged transactions, borrowing magnifies the potential for gain or loss on the Fund's portfolio securities and therefore, if employed, increases the possibility of fluctuation in the Fund's NAV. Borrowing is subject to interest costs, which may or may not be recovered by appreciation of the securities purchased.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

There are no performance tables because the Fund has had less than one calendar year of operations.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class A	Class B	Class C
Calvert Income Fund
Shareholder fees
(paid directly from your account)

Maximum sales charge (load)
imposed on purchases	3.75%	None	None
(as a percentage of offering price)

Maximum deferred sales charge (load)
(as a percentage of purchase or	None5	4.00%6	1.00%7
redemption proceeds, whichever is lower)

Redemption fee1	2%	2%	2%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
redemptions, including exchanges, within
30 days of purchase

Total annual fund operating expenses2
(deducted from Fund assets)

Management fees	0.67%	0.67%	0.67%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%
Other expenses3	0.28%	0.28%	0.23%
Total annual fund operating expenses	1.20%	1.95%	1.90%

	Class A	Class C
Calvert Short Duration Income Fund
Shareholder fees
(paid directly from your account)

Maximum sales charge (load)
imposed on purchases	2.75%	None
(as a percentage of offering price)

Maximum deferred sales charge (load)
(as a percentage of purchase or	None5	1.00%7
redemption proceeds, whichever is lower)

Redemption fee1	2%	2%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
redemptions, including exchanges, within
30 days of purchase

Total annual fund operating expenses2
(deducted from Fund assets)

Management fees	0.65%	0.65%
Distribution and service (12b-1) fees	0.25%	1.00%
Other expenses3	0.29%	0.27%
Total annual fund operating expenses	1.19%	1.92%
Less fee waiver and/or
expense reimbursement4	(0.11%)	--
Net expenses	1.08%	--

	Class A
Calvert Long-Term Income Fund
Shareholder fees
(paid directly from your account)

Maximum sales charge (load)
imposed on purchases	3.75%
(as a percentage of offering price)

Maximum deferred sales charge (load)
(as a percentage of purchase or	None5
redemption proceeds, whichever is lower)

Redemption fee1	2%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
redemptions, including exchanges, within
30 days of purchase

Total annual fund operating expenses2
(deducted from Fund assets)

Management fees	0.70%
Distribution and service (12b-1) fees	0.25%
Other expenses3	2.81%
Total annual fund operating expenses	3.76%
Less fee waiver and/or
expense reimbursement4	(2.51%)
Net expenses	1.25%

	Class A
Calvert Ultra-Short Floating Income Fund
Shareholder fees
(paid directly from your account)

Maximum sales charge (load)
imposed on purchases	1.25%
(as a percentage of offering price)

Maximum deferred sales charge (load)
(as a percentage of purchase or	None5
redemption proceeds, whichever is lower)

Redemption fee1	2%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
redemptions, including exchanges, within
seven days of purchase

Total annual fund operating expenses2
(deducted from Fund assets)

Management fees	0.55%
Distribution and service (12b-1) fees	0.25%
Other expenses3	1.44%
Total annual fund operating expenses	2.24%

Less fee waiver and/or
expense reimbursement4	(1.35%)
Net expenses	0.89%

Explanation of Fees and Expenses Table

1     The redemption fee applies to redemptions, including exchanges, within 30 days of purchase (seven days for Calvert Ultra-Short Floating Income Fund). The fee will not be charged directly on certain retirement account platforms and other similar omnibus-type accounts, but rather on their participants by the subtransfer agent and remitted to the Fund. The fee is deducted from the redemption proceeds. It is payable to the Class of the Fund from which the redemption is made and is accounted for as an addition to paid in capital. This fee is intended to ensure that the portfolio trading costs are borne by investors making the transactions and not by shareholders already in the Fund. See "How to Sell Shares - Redemption Fee" for situations where the fee may be waived.

2     Total annual fund operating expenses are based on expenses for the Fund's most recent fiscal year. For Calvert Ultra-Short Floating Income Fund, expenses are based on projected expenses for the current fiscal year. Management fees include the advisory fee paid by the Fund (0.387% for Calvert Income Fund, 0.35% for Calvert Short Duration Income Fund, 0.40% for Calvert Long-Term Income Fund and 0.30% for Calvert Ultra-Short Floating Income Fund) to Calvert Asset Management Company, Inc. ("CAMCO") and an administrative fee paid by the Fund (0.287% for Calvert Income Fund, 0.30% for Calvert Short Duration Income Fund and Calvert Long-Term Income Fund and 0.25% for Calvert Ultra-Short Floating Income Fund) to Calvert Administrative Services Company, an affiliate of CAMCO.

3     "Other expenses" includes custodial, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the Advisor) that provide recordkeeping and other administrative services to retirement plans invested in the fund in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the entity receiving the payments.

4     Calvert has agreed contractually to limit net annual fund operating expenses through January 31, 2008. Net operating expenses for Calvert Short Duration Income Fund will not exceed 1.08% for Class A. Net operating expenses for Calvert Long-Term Income Fund will not exceed 1.25% for Class A. Net operating expenses for Calvert Ultra-Short Floating Income Fund will not exceed 0.89% for Class A. Only the Board of Trustees of the applicable Fund may terminate the Fund's expense cap for the contractual period. The Example on the following page reflects this expense limit, but only through the contractual date. Under the terms of the contractual expense limitation, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. Each Fund does not expect to incur a material amount of interest expense in the fiscal year. If a Fund were to incur expenses from selling securities short or employing leverage, the costs would be reflected in the net expense ratio. Each Fund, however, does not expect to incur a material amount of expense for these activities. Each Fund has an expense offset arrangement with its custodian bank whereby the custodian fees may be paid indirectly by credits on the Fund's uninvested cash balances. These credits are used to reduce the Fund's expenses. Under those circumstances where the Advisor has provided to the Fund a contractual expense limitation, and to the extent any expense offset credits are earned, the Advisor may benefit from the expense offset arrangement and the Advisor's obligation under the contractual limitation may be reduced by the credits earned. Expense offset credits, if applicable, are included in the line item "Less: Fee waiver and/or expense reimbursement."

The amount of this credit received by the Fund, if any, during the most recent fiscal year is reflected in the Financial Highlights Section, as the difference between line item "Expenses Before Offset" and "Net Expenses". The amount the Advisor benefited from the credit was 0.00% for Calvert Income Fund, 0.01% for Calvert Short Duration Income Fund and 0.30% for Calvert Long-Term Income Fund for the most recent fiscal year. It is not anticipated that a material amount of credits will be earned for Calvert Ultra-Short Floating Income Fund. See Statement of Additional Information "Investment Advisor and Subadvisors".

5     Purchases of Class A shares for Calvert Income Fund, Calvert Short Duration Income Fund and Calvert Long-Term Income Fund for accounts with $1 million or more are not subject to front-end sales charges, but may be subject to a 0.80% (0.50% for Calvert Short Duration Income) contingent deferred sales charge on shares redeemed within one year of purchase. Purchases of Class A shares of Calvert Ultra-Short Floating Income Fund for accounts with $250,000 or more are not subject to front-end sales charges, but may be subject to a 1.00% contingent deferred sales charge on shares redeemed within twelve months of purchase. (See "How to Buy Shares--Class A".)

6     A contingent deferred sales charge is imposed on the proceeds of Class B shares redeemed within 4 years, subject to certain exceptions. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less, and declines from 4% in the first year the shares are held, to 3% in the second, 2% in the third year, and 1% in the fourth year. There is no charge on redemptions of Class B shares held for more than four years. See "Calculation of Contingent Deferred Sales Charge."

7     A contingent deferred sales charge of 1% is imposed on the proceeds of Class C shares redeemed within one year. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less. See "Calculation of Contingent Deferred Sales Charge."

Example

This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The example assumes that:

  You invest $10,000 in the Fund for the time periods indicated;
  You reinvest all dividends and distributions;
  Your investment has a 5% return each year
  The Fund's operating expenses remain the same; and
  Any expense limitation is in effect for year one.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Calvert Income Fund

	1 Year	3 Years	5 Years	10 Years
Class A	$493	$742	$1,010	$1,775
Class B (with redemption)	$598	$805	$1,052	$1,917
Class B (no redemption)	$198	$612	$1,052	$1,917
Class C (with redemption)	$293	$597	$1,026	$2,222
Class C (no redemption)	$193	$597	$1,026	$2,222

Calvert Short Duration Income Fund

	1 Year	3 Years	5 Years	10 Years
Class A	$382	$632	$901	$1,669
Class C (with redemption)	$295	$603	$1,037	$2,243
Class C (no redemption)	$195	$603	$1,037	$2,243

Calvert Long-Term Income Fund

	1 Year	3 Years	5 years	10 years
Class A	$498	$1,258	$2,037	$4,071

Calvert Ultra-Short Floating Income Fund

	1 Year	3 Years
Class A	$215	$688

Principal Investment Strategies and Risks

The most concise description of each Fund's principal risk profile is under the earlier summary for each Fund. On the following pages are further descriptions of these principal investment strategies and techniques, along with their risks.

For each of the investment strategies listed, the following table shows each Fund's limitations as a percentage of its assets and the principal types of risk involved. (See the pages following the table for a description of the types of risks). Numbers in this table show maximum allowable amount only; for actual usage, consult the Fund's annual/semi-annual reports.

Key to Table J Fund currently uses as a principal invstment strategy xN Allowed up to x% of Fund's net assets

	Calvert Ultra Short Floating Income Fund	Calvert Long-Term Income Fund	Calvert Short Duration Income Fund	Calvert Income Fund
Investment Strategies

Active Trading Strategy/Turnover involves selling a security soon after purchase. An active trading strategy causes a fund to have higher portfolio turnover compared to other funds and higher transaction costs, such as commissions and custodian and settlement fees, and may increase a Fund's tax liability. Risks: Opportunity, Market, and Transaction.

	J	J	J	J

Investment Strategies and Risks (cont'd)

Hedging Strategies. The hedging technique of using short sales of U.S. Treasury securities may be used for the limited purposes of managing duration. Any short sales are "covered" with an equivalent amount of high-quality, liquid securities. Risks: Correlation and Opportunity.

	J	J	J	J

Conventional Securities

Foreign Securities. Securities issued by companies whose principal place of business is located outside the U.S. This includes debt instruments denominated in other currencies such as Eurobonds. Risks: Market, Currency, Transaction, Liquidity, Information, and Political.

	25N	25N	25N	25N

Investment grade bonds. Bonds rated BBB/Baa or higher by an NRSRO, or comparable unrated bonds. Risks: Interest Rate, Market, and Credit.	J	J	J	J

Conventional Securities (cont'd)

Below-investment grade bonds. Bonds rated below BBB/Baa or comparable unrated bonds are considered junk bonds. They are subject to greater credit and market risk than investment grade bonds. Risks: Credit, Market, Interest Rate, Liquidity, and Information.

	35N	35N	35N	35N

Unrated debt securities. Bonds that have not been rated by an NRSRO, the Advisor has determined the credit quality based on its own research. Risks: Credit, Market, Interest Rate, Liquidity, and Information.

	J	J	J	J

Illiquid securities. Securities which cannot be readily sold because there is no active market. Risks: Liquidity, Market, and Transaction.	15N	15N	15N	15N

Unleveraged Derivative Securities

Asset-backed securities. Securities are backed by unsecured debt, such as automobile loans, home equity loans, equipment or computer leases, or credit card debt. These securities are often guaranteed or over-collateralized to enhance their credit quality. Risks: Credit, Interest Rate, and Liquidity.

	J	J	J	J

Mortgage-backed securities. Securities are backed by pools of mortgages, including senior classes of collateralized mortgage obligations (CMOs). Risks: Credit, Extension, Prepayment, Liquidity, and Interest Rate.

	J	J	J	J

The Funds have additional non-principal investment policies and restrictions (for example, options, futures contracts, repurchase agreements, borrowing, pledging, reverse repurchase agreements, securities lending, when-issued securities, swap agreements, and short sales). These policies and restrictions are discussed in the Statement of Additional Information ("SAI").

Glossary of Principal Investment Risk Type

Correlation risk

This occurs when a Fund "hedges"- uses one investment to offset the Fund's position in another. If the two investments do not behave in relation to one another the way Fund managers expect them to, then unexpected or undesired results may occur. For example, a hedge may exacerbate losses instead of reducing them.

Credit risk

The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

Currency risk

Currency risk occurs when a Fund buys or sells a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values can cause investment losses when a Fund's investments are converted to U.S. dollars.

Extension risk

The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

Information risk

The risk that information about a security or issuer might not be available, complete, accurate, or comparable.

Interest rate risk

The risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term (duration and/or maturity) securities and zero coupon/"stripped" coupon securities ("strips") are subject to greater interest rate risk.

Liquidity risk

The risk that occurs when investments cannot be readily sold. A Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Market risk

The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.

Opportunity risk

The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Political risk

The risk that may occur when the value of a foreign investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.

Prepayment risk

The risk that anticipated prepayments may occur, typically reducing the value of a mortgage-backed security. The Fund must then reinvest those assets at the current market rate which may be lower.

Transaction risk

The risk that a Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

About Calvert

Calvert Asset Management Company, Inc., ("Calvert") (4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814), is the Funds' investment advisor. Calvert provides the Funds with investment supervision and management and office space; furnishes executive and other personnel to the Funds; and pays the salaries and fees of all Trustees who are affiliated persons of and employed by Calvert. It has been managing mutual funds since 1976. As of December 31, 2006, Calvert was the investment advisor for 40 mutual fund portfolios, including the first family and broadest array of socially screened funds, and had over $13.5 billion in assets under management.

Portfolio Management Team

Calvert uses a team approach to its management of each Fund. Information is provided below identifying the portfolio manager who is employed by or associated with Calvert and who is primarily responsible for the day-to-day management of each Fund (each a "Portfolio Manager"). The SAI provides additional information about the Portfolio Manager's management of other accounts, compensation and ownership of securities in each Fund.

Name of Portfolio Manager	Title	Length of Service with Advisor	Business Experience During Last 5 Years	Role on Management Team

Gregory Habeeb	Senior Vice President, Portfolio Manager	Since January 1997	Lead Portfolio Manager of Calvert's taxable fixed-income funds since 1997 Mr. Habeeb has over 20 years of experience as an analyst, trader and portfolio manager.	Lead Portfolio Manager

Advisory Fees

The following table shows the aggregate annual advisory fee paid by the Funds for the most recent fiscal year, as a percentage of that Fund's average daily net assets. Note, the advisory fee does not include any administrative service fees.

Fund	Advisory Fee
Calvert Income Fund	0.387%
Calvert Short Duration Income Fund	0.35%
Calvert Long-Term Income Fund	0.40%
Calvert Ultra-Short Floating Income Fund	0.30%1

1     Calvert Ultra-Short Floating Income Fund has not operated for a full fiscal year. The contractual Advisory Fee is shown in the table above.

A discussion regarding the basis for the approval by the Board of Trustees of the investment advisory agreement with respect to each Fund (except Calvert Ultra-Short Floating Income Fund) is available in the Semi-Annual Report of the applicable Fund for the six-month period ended March 31, 2006, or a more recent Semi-Annual Report of such Fund, when available. Such discussion for Calvert Ultra-Short Floating Income Fund will be available in the Fund's Semi-Annual Report for the six-month period ended March 31, 2007.

HOW TO BUY SHARES

Getting Started--Before You Open an Account

First, decide which fund or funds best suits your needs and your goals.

Second, decide what kind of account you want to open. Calvert offers individual, joint, trust, Uniform Gifts/Transfers to Minor accounts, Traditional and Roth IRAs, Coverdell Education Savings Accounts, Qualified Profit-Sharing and Money Purchase Plans, SIMPLE IRAs, SEP-IRAs, 403(b)(7) accounts, and several other types of accounts. Minimum investments are lower for the retirement plans.

Then, decide which Class of shares is best for you. You should make the decision carefully, based on:

  the amount you wish to invest;
  the length of time you plan to keep the investment;
  the Class expenses; and
  whether you qualify for any reduction or waiver of sales charges.

Each investor's financial considerations are different. You should consult with your financial intermediary to discuss which Class of shares is best for you.

Choosing a Share Class

Calvert Income Fund offers five different Classes (Class A, B, C, I and R). Calvert Short Duration Income Fund offers three different Classes (Class A, C and I). Calvert Long-Term Income Fund and Calvert Ultra-Short Floating Income Fund each offer Class A. This prospectus offers Class A, B and C for Calvert Income Fund, Class A and C for Calvert Short Duration Income Fund and Class A for each of Calvert Long-Term Income Fund and Calvert Ultra-Short Floating Income Fund. Class I ($1 million minimum) for each Fund (except for Calvert Long-Term Income and Calvert Ultra-Short Floating Income Fund) and Class R for Calvert Income Fund are each offered in a separate prospectus. The chart shows the difference in the Classes and the general types of investors who may be interested in each class (Note: the sales charge you pay may differ slightly from the sales charge rate shown below due to rounding calculations):

Once the total balance of your existing Class B holdings of Calvert Funds reaches or exceeds $100,000, you should make future investments in Class A or Class C shares, rather than Class B; at that time you will qualify for Class A sales load breakpoints/discount.

When the total balance of your existing Class C holdings of Calvert Funds reaches or exceeds $500,000, you should make future investments in Class A shares since you will qualify to purchase Class A shares at a reduced sales load.

Class A: Front-End Sales Charge	Class B: Deferred Sales Charge for 4 years	Class C: Deferred Sales Charge for 1 year

For all investors, particularly those investing $50,000 or more, which qualifies for a reduced sales charge, or who plan to hold the shares for a substantial period of time.

For investors who prefer not to pay a front-end sales charge and who plan to hold the shares until the Contingent deferred sales charge no longer applies. The expenses of this class are higher than Class A, because of the higher 12b-1 fee.

For investors who prefer not to pay a front-end sales charge and/or who are unsure of the length of their investment. The expenses of this Class are higher than Class A, because of the higher 12b-1 fee.

Sales charge on each purchase of 3.75% or less for Calvert Income and Calvert Long-Term Income (2.75% or less for Calvert Short Duration Income and 1.25% or less for Calvert Ultra-Short Floating Income), depending on the amount you invest.

	No sales charge on each purchase, but if you sell your shares within 4 years, you will pay a deferred sales charge of 4% or less on shares you sell.	No sales charge on each purchase, but if you sell shares within 1 year, then you will pay a deferred sales charge of 1% at that time.

Class A shares have an annual 12b-1 fee of up to 0.50%.	Class B shares have an annual 12b-1 fee of 1.00%.	Class C shares have an annual 12b-1 fee of 1.00%.

Class A shares have lower annual expenses than Class B and C due to a lower 12b-1 fee.	Your shares will automatically convert to Class A shares after 6 years, reducing your future annual expenses.	Class C shares have higher annual expenses than Class A and there is no automatic conversion to Class A.

Class A

If you choose Class A, you will pay a sales charge at the time of each purchase. Shares acquired through reinvestment of dividends or capital gain distribution are not subject to an initial sales charge.

This table shows the charges both as a percentage of offering price and as a percentage of the amount you invest. The term "offering price" includes the front-end sales charge. If you invest more, the sales charge will be lower. For example, if you invest more than $50,0008 but less than $100,000 in Calvert Income Fund, or if your cumulative purchases or the value in your account is more than $50,000 but less than $100,000, then the sales charge is reduced to 3.00%.

Your investment in	Sales Charge %	% of Amt.
	of offering price	Invested
Calvert Income Fund
Less than $50,000	3.75%	3.90%
$50,000 but less than $100,000	3.00%	3.09%
$100,000 but less than $250,000	2.25%	2.30%
$250,000 but less than $500,000	1.75%	1.78%
$500,000 but less than $1,000,000	1.00%	1.01%
$1,000,000 and over	None*	None*

Calvert Short Duration Income Fund
Less than $50,000	2.75%	2.83%
$50,000 but less than $100,000	2.25%	2.30%
$100,000 but less than $250,000	1.75%	1.78%
$250,000 but less than $500,000	1.25%	1.27%
$500,000 but less than $1,000,000	1.00%	1.01%
$1,000,000 and over	None**	None**

Calvert Long-Term Income Fund
Less than $50,000	3.75%	3.90%
$50,000 but less than $100,000	3.00%	3.09%
$100,000 but less than $250,000	2.25%	2.30%
$250,000 but less than $500,000	1.75%	1.78%
$500,000 but less than $1,000,000	1.00%	1.01%
$1,000,000 and over	None*	None*

Calvert Ultra-Short Floating Income Fund
Less than $50,000	1.25%	1.27%
$50,000 but less than $100,000	1.00%	1.01%
$100,000 but less than $250,000	0.75%	0.76%
$250,000 and over	None***	None***

8     This is called "Rights of Accumulation." The sales charge is calculated by taking into account not only the dollar amount of the new purchase of shares, but also the current value of shares you have previously purchased in Calvert Funds that impose sales charges.

*    Purchases of Class A shares at NAV for accounts with $1,000,000 or more on which a finder's fee has been paid by Calvert Distributors, Inc. ("CDI") are subject to a one-year contingent deferred sales charge of 0.80%. (See the "Calculation of Contingent Deferred Sales Charge").

**    Purchases of Class A shares at NAV for accounts with $1,000,000 or more on which a finder's fee has been paid by CDI are subject to a one-year contingent deferred sales charge of 0.50%. (See the "Calculation of Contingent Deferred Sales Charge").

***    Purchases of Class A shares at NAV for accounts with $250,000 or more on which a finder's fee has been paid by CDI are subject to a 12-month contingent deferred sales charge of 1.00%. (See "Calculation of Contingent Deferred Sales Charge").

The Class A front-end sales charge may be waived for certain purchases or investors, such as participants in certain group retirement plans or other qualified groups and clients of certain investment advisers.

Class B (Calvert Income Fund only)

If you choose Class B, there is no front-end sales charge as there is with Class A, but if you sell the shares within the first 4 years, you will have to pay a "contingent deferred" sales charge ("CDSC"). This means that you do not have to pay the sales charge unless you sell your shares within the first 4 years after purchase. Keep in mind that the longer you hold the shares the less you will have to pay in deferred sales charges. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge.

Time Since Purchase	CDSC
1st year	4%
2nd year	3%
3rd year	2%
4th year	1%
After 4 years	None

Calculation of Contingent Deferred Sales Charge and Waiver of Sales Charge

The CDSC will not be charged on shares you received as dividends or from capital gains distributions or on any capital appreciation (gain in the value) of shares that are sold.

Shares that are not subject to the CDSC will be redeemed first, followed by shares you have held the longest. The CDSC is calculated by determining the share value at both the time of purchase and redemption and then multiplying whichever value is less by the percentage that applies as shown above. If you choose to sell only part of your shares, the capital appreciation for those shares only is included in the calculation, rather than the capital appreciation for the entire account.

The CDSC on Class B Shares will be waived in the following circumstances:

  Redemption upon the death or disability of the shareholder, plan participant, or beneficiary. "Disability" means a total disability as evidenced by a determination by the U.S. Social Security Administration.
  Minimum required distributions from retirement plan accounts for shareholders 701/2 and older. The maximum amount subject to this waiver is based only upon the shareholder's Calvert retirement accounts.
  The return of an excess contribution or deferral amounts, pursuant to sections 408(d)(4) or (5), 401(k)(8), 402(g)(2), or 401(m)(6) of the Internal Revenue Code of 1986, as amended.
  Involuntary redemptions of accounts under procedures set forth by the Fund's Board of Trustees.
  A single annual withdrawal under a systematic withdrawal plan of up to 10% per year of the shareholder's account balance, but no sooner than nine months from purchase date or within 30 days of a redemption. This systematic withdraw plan requires a minimum account balance of $50,000 to be established.
  If the selling broker/dealer has an agreement with CDI, the Funds' distributor, to sell such shares for omnibus retirement account platforms and without a CDSC upon the redemption of the shares. (For more information on the agreement, see "Service Fees and Arrangements with Broker/Dealers" below.) Ask your broker/dealer if this waiver applies to you (generally, applicable only to 401(k) and 403(b) platforms).

NOTE: Class B shares may not always present the most cost efficient option to shareholders in comparison with Class A shares. Consider the classes of shares carefully to determine which Class is most suitable for you.

Class C (Calvert Income Fund and Calvert Short Duration Income Fund only)

If you choose Class C, there is no front-end sales charge as there is with Class A, but if you sell the shares within the first year, you will have to pay a 1% CDSC. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a CDSC. Class C may be a good choice for you if you prefer not to pay a front-end sales charge and/or are unsure of the length of your investment.

The CDSC on Class C Shares will be waived if the shares were sold by a broker/dealer that has an agreement with CDI to sell such shares for omnibus retirement account platforms and without a CDSC upon the redemption of the shares. (For more information on the agreement, see "Service Fees and Arrangements with Broker/Dealers" below) Ask your broker/dealer if this CDSC waiver applies to you (generally, applicable only to 401(k) and 403(b) platforms).

Reduced Sales Charges

You may qualify for a reduced sales charge (sales load breakpoints / discount) through several purchase plans available. You must notify your broker/dealer or Fund at the time of purchase in order to take advantage of the reduced sales charge. If you do not let your broker/dealer or Fund know that you are eligible for a reduction, you may not receive a reduced sales charge to which you are otherwise entitled. In order to determine your eligibility to receive a reduced sales charge, it may be necessary for you to provide your broker/dealer or Fund with information and records (including account statements) of all relevant accounts invested in Calvert Funds. Information regarding sales load breakpoints / discounts is available on Calvert's website at www.calvert.com.

Rights of Accumulation can be applied to several accounts

In determining the applicable Class A sales load breakpoints/discount, you may take into account the current value of your existing holdings of any class of Calvert's non-money market funds, including shares held by your family group or other qualified group9 and through your retirement plan(s). In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your broker/dealer or Fund with information and records (including account statements) of all relevant accounts invested in Calvert Funds. Shares could then be purchased at the reduced sales charge which applies to the entire group; that is, the current value of shares previously purchased and currently held by all the members of the group.

9     A "family group" includes a spouse, parent, stepparent, grandparent, child, stepchild, grandchild, sibling, father-in-law, mother-in-law, brother-in-law, or sister-in-law, including trusts and estates on which such persons are signatories.

A "qualified group" is one which:

     1. has been in existence for more than six months, and

     2. has a purpose other than acquiring shares at a discount, and

     3. satisfies uniform criteria which enable CDI and broker/dealers offering shares to realize economies of scale in distributing such shares.

A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of CDI or broker/dealers distributing shares, must agree to include sales and other materials related to the Funds in its publications and mailings to members at reduced or no cost to CDI or broker/dealers.

Statement of Intention

You may reduce your Class A sales charge by establishing a statement of intention ("Statement"). A Statement allows you to combine all Calvert Funds (excluding money market funds) purchases of all share classes you intend to make over a 13-month period to determine the applicable sales charge. At your request, purchases made during the previous 90 days may be included.

A portion of your account will be held in escrow to cover additional Class A sales charges that may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction. In this regard, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in shares (computed to the nearest full share) of the Fund by the Transfer Agent. All dividends and any capital gains distribution on the escrowed shares will be credited to your account.

If the total minimum investment specified under the Statement is completed within a thirteen-month period, escrowed shares will be promptly released to you. However, shares disposed of prior to completion of the purchase requirement under the Statement will be deducted from the amount required to complete the investment commitment.

Upon expiration of the Statement period, if the total purchases pursuant to the Statement are less than the amount specified in the Statement as the intended aggregate purchases, Calvert Distributors, Inc. ("CDI") will debit the difference between the lower sales charge you paid and the dollar amount of sales charges which you would have paid if the total amount purchased had been made at a single time from your account. Full shares, if any, remaining in escrow after the aforementioned adjustment will be released and, upon request, remitted to you.

The Statement may be revised upward at any time during the Statement period, and such a revision will be treated as a new Statement, except that the Statement period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases.

Your first purchase of shares at a reduced sales charge under a Statement indicates acceptance of these terms.

Retirement Plans Under Section 457, Section 403(b)(7), or Section 401(k)

There is no sales charge on shares purchased for the benefit of a retirement plan under section 457 of the Internal Revenue Code of 1986, as amended ("Code"). There is no sales charge on shares purchased for the benefit of a retirement plan qualifying under section 403(b) or 401(k) of the Code if, at the time of purchase: (i) Calvert has been notified in writing that the 403(b) or 401(k) plan has at least 300 eligible employees and is not sponsored by a K-12 school district; or (ii) the cost or current value of shares a 401(k) plan has in Calvert Funds (except money market funds) is at least $1 million.

Neither the Funds, nor CDI, nor any affiliate thereof will reimburse a plan or participant for any sales charges paid prior to receipt and confirmation by CDI of such required written communication. Plan administrators should send requests for the waiver of sales charges based on the above conditions to: Calvert Retirement Plans, 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814.

College Savings Plans under Section 529

There is no sales charge on shares purchased for the D.C. College Savings Plan if, at the time of purchase, the owner of the Savings Plan account is: (i) a District of Columbia resident, or (ii) a participant in payroll deduction to the D.C. College Savings Plan of a business with at least 300 employees.

There is no sales charge imposed by the Funds on shares purchased by Delaware Investments for its omnibus account established for the Pennsylvania TAP 529 Investment Plan.

Other Circumstances

There is no sales charge on shares of any Calvert Fund sold to or constituting the following:

  current or retired Directors, Trustees, or Officers of the Calvert Funds or Calvert and its affiliates; employees of Calvert and its affiliates; or their family members;
  directors, officers, and employees of any subadvisor for the Calvert Family of Funds, employees of broker/dealers distributing the Fund's shares and immediate family members of the subadvisor or broker/dealer;
  purchases made through a Registered Investment Advisor;
  trust departments of banks or savings institutions for trust clients of such bank or institution, and purchases through a broker/dealer maintaining an omnibus account with a Fund, provided the purchases are made by: (a) investment advisors or financial planners placing trades for their own accounts (or the accounts of their clients) and who charge a management, consulting, or other fee for their services; (b) clients of such investment advisors or financial planners who place trades for their own accounts if such accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker/dealer or agent; or (c) retirement and deferred compensation plans and trusts, including, but not limited to, those defined in section 401(a) or section 403(b) of the Code, and "rabbi trusts."

There is no sales charge on shares of Calvert Income Fund, Calvert Short Duration Income Fund, Calvert Long-Term Income Fund or Calvert Ultra-Short Floating Income Fund purchased by the District of Columbia.

Dividends and Capital Gain Distributions from other Calvert Funds

You may prearrange to have your dividends and capital gain distributions from another Calvert Fund automatically invested in another Calvert Fund account with no additional sales charge.

Purchases Made at NAV

If you make a purchase at NAV, you may exchange that amount to another Calvert Fund at no additional sales charge.

Reinstatement Privilege

Subject to the Fund's market timing policy, if you redeem Class A or B shares and then within 90 days decide to reinvest in any Calvert Fund, you may reinvest in Class A of the Fund at the net asset value next computed after the reinvestment order is received, without a sales charge. In order to take advantage of this privilege, you must notify your Fund or broker/dealer at the time of the repurchase. Each Fund reserves the right to modify or eliminate this privilege.

Distribution and Service Fees

Each Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows the Fund to pay distribution fees for the sale and distribution of its shares. The distribution plan also pays service fees to persons (such as your financial professional) for services provided to shareholders. See "Method of Distribution" in the SAI for further discussion of these services. Because these fees are paid out of a Fund's assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Please see "Service Fees and Arrangements with Broker/Dealers" below for more service fee and other information regarding arrangements with broker/dealers.

The table below shows the maximum annual percentage payable under the distribution plan, and the amount actually paid by the Fund for the most recent fiscal year unless otherwise indicated. Fees payable under the distribution plan may be increased to the maximum amount only after approval by the Fund's Board of Trustees. The fees are based on average daily net assets of the particular class.

Maximum Payable Under Plan / Amount Actually Paid
Calvert Income Fund
Class A: 0.50% / 0.25%	Class B: 1.00% / 1.00%*	Class C: 1.00% / 1.00%*

Calvert Short Duration Income Fund
Class A: 0.50% / 0.25%	Class C: 1.00% / 1.00%*

Calvert Long-Term Income Fund
Class A: 0.50% / 0.25%

Calvert Ultra-Short Floating Income Fund
Class A: 0.50% / 0.25%

* For Classes B and C, 0.75% of that Fund's average daily net assets is paid for distribution services and 0.25% is paid for shareholder services.

Service Fees and Arrangements with Broker/Dealers

CDI, each Fund's principal underwriter, pays broker/dealers a commission, or reallowance (expressed as a percentage of the offering price for Class A, and a percentage of the amount invested for Class B and C) when you purchase shares of the Funds. CDI also pays broker/dealers an ongoing service fee while you own shares of that Fund (expressed as an annual percentage rate of average daily net assets held in Calvert accounts by that dealer). The table below shows the maximum commission and service fees paid by CDI to broker/dealers, which differ depending on the Class.

Maximum Commission/Service Fees

Calvert Income Fund
Class A*	Class B**	Class C***
3.00% / 0.25%	3.00% / 0.25%	1.00%/1.00%

Calvert Short Duration Income Fund
Class A*	Class C***
2.25% / 0.25%	1.00%/1.00%

Calvert Long-Term Income Fund
Class A*
3.00% / 0.25%

Calvert Ultra-Short Floating Income Fund
Class A*
1.00% / 0.25%

*    Class A service fee begins to accrue in 1st month after purchase

**   Class B service fee begins to accrue in 13th month.

***  Class C pays broker/dealers a service fee of 0.25% and additional compensation of 0.75% for a total annual percentage rate of 1%. These fees begin to accrue in 13th month.

Note: If the selling broker/dealer has an agreement with CDI to sell Class B or C shares for omnibus retirement account platforms and without a CDSC upon the redemption of the shares, CDI does not pay the selling broker/dealer a commission but does pay the selling broker/dealer a service fee and additional compensation totaling 1.00%, which may begin in the first month, rather than in the 13th month after sale.

During special sales promotions, CDI may reallow to dealers the full Class A front-end sales charge. CDI may also pay additional concessions, including de minimis non-cash promotional incentives, such as de minimis merchandise or trips, to brokers/dealer's employing registered representatives who have sold or are expected to sell a minimum dollar amount of shares of the Fund and/or shares of other Funds underwritten by CDI. CDI may make expense reimbursements for special training of a broker/dealer's registered representatives, advertising or equipment, or to defray the expenses of sales contests. Calvert, CDI, or their affiliates may pay, from their own resources, certain broker-dealers and/or other persons, for the sale and distribution of the securities or for services to the Fund. These amounts may be significant. Payments may include additional compensation beyond the regularly scheduled rates, and finder's fees. CDI may pay broker/dealers a finder's fee on Class A shares purchased at NAV in accounts with $1 million or more ($250,000 or more for Calvert Ultra-Short Floating Income Fund).

The CDSC on Class B and Class C Shares will be waived if the shares were sold by a broker/dealer that has an agreement with CDI to sell such shares for omnibus retirement account platforms and without a CDSC upon the redemption of the shares. In this case, CDI does not pay the selling broker/dealer a commission but does pay the selling broker/dealer a service fee and additional compensation totaling 1.00%, which may begin in the first month, rather than in the 13th month after sale. Ask your broker/dealer if this Class B or Class C CDSC waiver applies to you (generally, applicable only to 401(k) and 403(b) platforms).

Calvert Income Fund and Calvert Long-Term Income Fund

Where paid, the finder's fee is 0.80% of the NAV purchase amount on the first $2 million, 0.64% on $2 to $3 million, 0.40% on $3 to $50 million, 0.20% on $50 to $100 million and 0.12% over $100 million.

Calvert Short Duration Income Fund

Where paid, the finder's fee is 0.50% of the NAV purchase amount on the first $2 million, 0.40% on $2 to $3 million, 0.25% on $3 to $50 million, 0.125% on $50 to $100 million and 0.075% over $100 million.

Calvert Ultra-Short Floating Income Fund

Where paid, the finder's fee is 0.15% of the NAV purchase amount.

If a finder's fee is paid, and some or all of the purchase is exchanged into another Calvert Fund with a lower finder's fee within one year, then CDI will recoup the difference in the finder's fee from the broker/dealers. Purchases of shares at NAV for accounts on which a finders fee has been paid are subject to a one-year CDSC of 0.80% (0.50% for Calvert Short Duration Income Fund and 1.00% for Calvert Ultra-Short Floating Income Fund). All payments will be in compliance with the rules of the National Association of Securities Dealers, Inc.

Next Step -- Account Application

Complete and sign an application for each new account. Please specify which class you wish to purchase. For more information, contact your financial professional or our shareholder services department at 800-368-2748.

Minimum To Open an Account	Minimum Additional Investments
$2,000	$250

Please make your check payable to the Fund and mail it to:

New Accounts:	Subsequent Investments:
(include application)	(include investment slip)
Calvert	Calvert
PO Box 219544	PO Box 219739
Kansas City, MO	Kansas City, MO
64121-9544	64121-9739

By Registered,	Calvert
Certified, or	c/o BFDS
Overnight Mail:	330 West 9th Street
Kansas City, MO 64105-1807

Federal regulations require all financial institutions to obtain, verify and record information that identifies each person who opens an account. Each Fund requires your name, date of birth, residential street address or principal place of business, social security number, employer identification number or other governmental issued identification when you open an account in order to verify your identity. A Fund may place limits on account transactions while it is in the process of attempting to verify your identity. If a Fund is unable to verify your identity, the Fund may be required to redeem your shares and close your account.

A Fund may waive investment minimums and any applicable service fees for initial and subsequent purchases for investors who purchase shares through (1) certain omnibus accounts and (2) certain wrap programs that offer asset allocation services and charge an asset-based fee. In addition, a Fund may waive investment minimums and any applicable service fees in other circumstances at its discretion.

How Shares are Priced

The price of shares is based on each Fund's net asset value ("NAV"). NAV is computed by adding the value of a Fund's securities holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding. If a Fund has more than one class of shares, the NAV of each class will be different, depending on the number of shares outstanding for each class.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange ("NYSE") (generally 4 p.m. ET). Each Fund is open for business each day the NYSE is open. Please note that there are some federal holidays, however, such as Columbus Day and Veterans Day, when the NYSE is open and the Fund is open but federal wires and check purchases cannot be received because the banks and post offices are closed.

Generally, portfolio securities and other assets are valued based on market quotations. Debt securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Debt securities that will mature in 60 days or less are valued at amortized cost, which approximates fair value.

Under the direction of the Board of Trustees, the Advisor determines when a market quotation is not readily available or reliable for a particular security. Investments for which market quotations are not readily available or reliable are fair valued by a fair value team consisting of officers of a Fund and of the Advisor, as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. No single standard exists for determining fair value, which depends on the circumstances of each investment, but in general fair value is deemed to be the amount an owner might reasonably expect to receive for a security upon its current sale.

In making a fair value determination, the Board generally considers a variety of qualitative and quantitative factors relevant to the particular security or type of security. These factors are subject to change over time and are reviewed periodically to ascertain whether there are changes in the particular circumstances affecting an investment which may warrant a change in either the valuation methodology for the investment, or the fair value derived from that methodology, or both. The general factors considered typically include, for example, fundamental analytical data relating to the investment, the nature and duration of restrictions, if any, on the security, and the forces that influence the market in which the security is purchased and sold, as well as the type of security, the size of the holding and numerous other specific factors. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which securities are traded, and before the close of business of a Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. In addition, fair-value pricing may be used for high-yield debt securities or in other instances where a portfolio security is not traded in significant volume for a substantial period.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, the fair values may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material.

Some Funds hold securities that are primarily listed on foreign exchanges that trade on days when the NYSE is closed. The Funds do not price shares on days when the NYSE is closed, even if foreign markets may be open. As a result, the value of the Fund's shares may change on days when you will not be able to buy or sell your shares.

When Your Account Will Be Credited

Your purchase will be processed at the next NAV calculated after your order is received in good order as defined below, and accepted. All of your purchases must be made in U.S. dollars. No cash or third-party checks will be accepted. No credit card or credit loan checks will be accepted. Each Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order. All purchase orders must be sent to the Transfer Agent; however, as a convenience, check purchases received at Calvert's office in Bethesda, Maryland, will be sent by overnight delivery to the Transfer Agent and will be credited the next business day upon receipt. Any check purchase received without an investment slip may cause delayed crediting. Any purchase less than the $250 minimum for subsequent investments will be charged a service fee of $3. If your check does not clear your bank, your purchase will be canceled and you will be charged a $25 fee plus any costs incurred. All purchases will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000th of a share).

Request in Good Order

All requests (both purchase orders and redemption requests) must be received by the Transfer Agent in "good order." This means that your request must include:

  The Fund name and account number.
  The amount of the transaction (in dollars or shares).
  Signatures of all owners exactly as registered on the account (for mail requests).
  Signature guarantees (if required).*
  Any supporting legal documentation that may be required.
  Any outstanding certificates representing shares to be redeemed.

*For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are sent to a different person or address. A signature guarantee can be obtained from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. Please note: Notarization is not the equivalent of a signature guarantee.

Transactions are processed at the NAV next computed after the Transfer Agent has received all required information.

Purchase and Redemption of Shares Through a Financial Intermediary

Each Fund has authorized one or more broker/dealers to accept on its behalf purchase and redemption orders. Such broker/dealers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. A Fund will be deemed to have received a purchase or redemption order when an authorized broker/dealer, or if applicable, a broker/dealer's authorized designee, accepts the order in good order. The customer orders will be priced at the Fund's NAV next computed after they are accepted by an authorized broker/dealer or the broker/dealer's authorized designee.

HOW TO SELL SHARES

You may redeem all or a portion of your shares on any day your Fund is open for business, provided the amount requested is not on hold. When you purchase by check or with Calvert Money Controller (electronic funds transfer), the purchase will be on hold for up to 10 business days from the date of receipt. During the hold period, redemption proceeds will not be sent until the Transfer Agent is reasonably satisfied that the purchase payment has been collected.

Your shares will be redeemed at the next NAV calculated after your redemption request is received by the Transfer Agent in good order (less any applicable CDSC and redemption fee). The proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect your Fund, it may take up to seven (7) days to make payment. Calvert Money Controller redemptions generally will be credited to your bank account by the second business day after your phone call.

A Fund has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the Fund, whichever is less, by making redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash). A redemption-in-kind transfers the transaction costs associated with redeeming the security from a Fund to the shareholder. The shareholder will also bear any market risks associated with the security until the security can be sold. Each Fund reserves the right to suspend or postpone redemptions during any period when: (a) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed all day for other than customary weekend and holiday closings; (b) the SEC has granted an order to the Fund permitting such suspension; or (c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable. Please note that there are some federal holidays, however, such as Columbus Day and Veterans Day, when the NYSE is open and the Fund is open but redemptions cannot be mailed or wired because the post offices and banks are closed.

Follow these suggestions to ensure timely processing of your redemption request:

By Telephone -- call 800-368-2745

You may redeem shares from your account by telephone and have your money mailed to your address of record or electronically transferred or wired to a bank you have previously authorized. A charge of $5 may be imposed on wire transfers of less than $1,000.

Written Requests

Calvert, P.O. Box 219544, Kansas City, MO 64121-9544

Your letter should include your account number, name of the Fund/Class, and the number of shares or the dollar amount you are redeeming. Please provide a daytime telephone number, if possible, for us to call if we have questions. If the money is being sent to a new bank, person, or address other than the address of record, your letter must be signature guaranteed.

Systematic Check Redemptions

If you maintain an account with a balance of $10,000 or more, you may have up to two (2) redemption checks for a fixed amount mailed to you at your address of record on the 15th of the month, simply by sending a letter with all information, including your account number, and the dollar amount ($100 minimum). If you would like a regular check mailed to another person or place, your letter must be signature guaranteed. Unless they otherwise qualify for a waiver, Class B or Class C shares redeemed by Systematic Check Redemption will be subject to the Contingent Deferred Sales Charge.

Corporations and Associations

Your letter of instruction and corporate resolution should be signed by person(s) authorized to act on the account, accompanied by signature guarantee(s).

Trusts

Your letter of instruction should be signed by the Trustee(s) (as Trustee), with a signature guarantee. (If the Trustee's name is not registered on your account, please provide a copy of the trust document, certified within the last 60 days.)

Through your Broker/Dealer

Your broker/dealer must receive your request before the close of regular trading on the NYSE to receive that day's NAV. Your broker/dealer will be responsible for furnishing all necessary documentation to Calvert and may charge you for services provided.

Redemption Fee

Each Fund charges a 2% redemption fee on redemptions, including exchanges, within 30 days (seven days for Calvert Ultra-Short Floating Income Fund) of purchase into that Fund unless the shares are held through an intermediary that has been authorized by Fund management to apply its own redemption fee policy, as described under "Other Calvert Features/Policies -- Market Timing Policy." In the event of any such authorization, shareholders should contact the intermediary through which the Fund shares are held for more information on the redemption fee policy that applies to those shares, including any applicable waivers.

For those shares to which the Fund's redemption fee policy is applicable, the redemption fee will only be waived in the following circumstances:

  Redemption upon the death or disability of the shareholder, plan participant, or beneficiary. "Disability" means a total disability as evidenced by a determination by the U.S. Social Security Administration.
  Minimum required distributions from retirement plan accounts for shareholders 70 1/2 and older. The maximum amount subject to this waiver is based only upon the shareholder's Calvert retirement accounts.
  The return of an excess contribution or deferral amount, pursuant to sections 408(d)(4) or (5), 401(k)(8), 402(g)(2), or 401(m)(6) of the Code.
  Involuntary redemptions of accounts under procedures set forth by the Board of Trustees.
  Redemption for the reallocation of purchases received under a systematic investment plan for rebalancing purposes, or by a discretionary platform for mutual fund wrap programs for rebalancing purposes.
  Redemption of shares purchased with reinvested dividends or capital gain distributions.
  Shares transferred from one retirement plan to another in the same Fund.
  Shares redeemed as part of a retirement plan termination or restructuring.
  Exchange or redemption transactions by an account that a Fund or its Transfer Agent reasonably believes is maintained in an omnibus account by a service provider that either (i) does not have the systematic capability of assessing the redemption fee at the individual or participant account level or (ii) as described under "Other Calvert Features/Policies - Market Timing," implements its own policies and procedures to detect and prevent market timing and such policies do not provide for the assessment of a redemption fee. For this purpose, an omnibus account is a Fund account where the ownership of, or interest in, Fund shares by more than one individual or participant is held through the account and the subaccounting for such Fund account is done by the service provider, not the Fund's Transfer Agent.

For shares held through an intermediary in an omnibus account, Calvert relies on the intermediary to assess any applicable redemption fee on underlying shareholder accounts. There are no assurances that intermediaries will properly assess the fee.

OTHER CALVERT FEATURES / Policies

Calvert Information Network

For 24 hour performance and account information call 800-368-2745 or visit http://www.calvert.com.

You can obtain current performance and pricing information, verify account balances, and authorize certain transactions with the convenience of one phone call, 24 hours a day.

Note: The information on our website is not incorporated by reference into this prospectus; our website address is included as an inactive textual reference only.

Account Services

By signing up for services when you open your account, you avoid having to obtain a signature guarantee. If you wish to add services at a later date, the Funds require a signature guarantee to verify your signature, which may be obtained from most commercial and savings banks, trust companies, credit unions or member firms of a domestic stock exchange. Please note: Notarization is not the equivalent of a signature guarantee.

Calvert Money Controller

Calvert Money Controller allows you to purchase or sell shares by electronic funds transfer without the time delay of mailing a check or the added expense of a wire. Use this service to transfer up to $300,000 electronically. Allow one or two business days after you place your request for the transfer to take place. Money transferred to purchase new shares will be subject to a hold of up to 10 business days before redemption requests will be honored. Transaction requests must be received by 4 p.m. ET. You may request this service on your initial account application. Calvert Money Controller transactions returned for insufficient funds will incur a $25 charge.

Telephone Transactions

You may purchase, redeem, or exchange shares, wire funds and use Calvert Money Controller by telephone if you have pre-authorized service instructions. You receive telephone privileges automatically when you open your account unless you elect otherwise. For our mutual protection, the Funds, the shareholder servicing agent and their affiliates use precautions such as verifying shareholder identity and recording telephone calls to confirm instructions given by phone. A confirmation statement is sent for these transactions; please review this statement and verify the accuracy of your transaction immediately.

Exchanges

Calvert offers a wide variety of investment options that includes common stock funds, tax-exempt and corporate bond funds, and money market funds (call your broker/dealer or Calvert representative for more information). We make it easy for you to purchase shares in other Calvert Funds if your investment goals change. The exchange privilege offers flexibility by allowing you to exchange shares on which you have already paid a sales charge from one mutual fund to another at no additional charge.

Complete and sign an account application, taking care to register your new account in the same name and taxpayer identification number as your existing Calvert account(s). Exchange instructions may then be given by telephone if telephone redemptions have been authorized and the shares are not in certificate form.

Before you make an exchange, please note the following:

Each exchange represents the sale of shares of one Fund and the purchase of shares of another. Therefore, you could realize a taxable gain or loss.

You may exchange shares acquired by reinvestment of dividends or distributions into another Calvert Fund at no additional charge.

Shares may only be exchanged for shares of the same class of another Calvert Fund, and the exchange must satisfy the minimum investment amount for that Calvert Fund.

No CDSC is imposed on exchanges of shares subject to a CDSC at the time of the exchange. The applicable CDSC is imposed at the time the shares acquired by the exchange are redeemed.

Exchange requests will not be accepted on any day when Calvert is open but the Fund's custodian bank is closed (e.g., Columbus Day and Veterans Day); these exchange requests will be processed the next day the Fund's custodian bank is open.

Each Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

Market Timing Policy

In general, the Funds are designed for long-term investment and not as frequent or short-term trading ("market timing") vehicles. The Funds discourage frequent purchases and redemptions of fund shares by fund shareholders. Further, the Funds do not accommodate frequent purchases and redemptions of fund shares by fund shareholders. Accordingly, the Board of Trustees has adopted policies and procedures in an effort to detect and prevent market timing in the Fund. The Funds believe that market timing activity is not in the best interest of shareholders. Market timing can be disruptive to the portfolio management process and may adversely impact the ability of the Advisor to implement a Fund's investment strategies. In addition, market timing can disrupt the management of a Fund and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; time-zone arbitration for securities traded on foreign markets; and large asset swings that decrease a Fund's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Fund performance. In addition to seeking to limit market timing by imposition of redemption fees, a Fund or Calvert at its discretion may reject any purchase or exchange (purchase side only) request it believes to be market timing.

Shareholders may hold the shares of any Fund through a service provider, such as a broker-dealer or a retirement plan, which has adopted market timing policies that differ from the market timing policies adopted by the Fund's Board of Trustees. In formulating their market timing policies, these service providers may or may not seek input from Calvert regarding certain aspects of their market timing policies, such as the amount of any redemption fee, the minimum holding period or the applicability of trading blocks. Accordingly, the market timing policies adopted by service providers may be quite dissimilar from the policies adopted by the Fund's Board of Trustees. In accordance with SEC rules, the Board of Trustees of each Fund has authorized Fund management to defer to the market timing and redemption fee policies of any service provider that distributes shares of any Fund through an omnibus account if the service provider's policies, in Fund management's judgment, are reasonably designed to detect and deter market timing transactions. Shareholders may contact Calvert to determine if the service provider through which the shareholder holds shares of any Fund has been authorized by Fund management to apply its own market timing and redemption fee policies in lieu of the policies adopted by the Fund's Board of Trustees. In the event of any such authorization, shareholders should contact the service provider through which the Fund shares are held for more information on the market timing policies and any redemption fees that apply to those shares.

As stated under "How to Sell Shares" in this prospectus, a redemption fee will not be assessed on Fund shares held through an omnibus account if the service provider maintaining that account (i) does not have the systematic capability of assessing the redemption fee at the individual or participant account level or (ii) as described above, implements its own policies and procedures to detect and prevent market timing and such policies do not provide for the assessment of a redemption fee. If a significant percentage of a Fund's shareholder accounts are held through omnibus accounts that are not subject to a redemption fee, then the Fund would be more susceptible to the risks of market timing activity in the Fund. Even if an omnibus account is not subject to a redemption fee, if a Fund or its Transfer Agent or shareholder servicing agent suspects there is market timing activity in the account, Calvert will seek full cooperation from the service provider maintaining the account to identify the underlying participant. Calvert expects the service provider to take immediate action to stop any further market timing activity in the Fund by such participant(s) or plan, or else the Fund will be withdrawn as an investment option for that account. Calvert expects all service providers that maintain omnibus accounts to make reasonable efforts to identify and restrict the short-term trading activities of underlying participants in the Funds.

There is no guarantee that Calvert will detect or prevent market timing activity.

Each Fund and CDI reserve the right at any time to reject or cancel any part of any purchase or exchange order (purchase side only). Orders are canceled within one business day, and the purchase price is returned to the investor. Each Fund and CDI also may modify any terms or conditions of purchase of shares of any Fund; or withdraw all or any part of the offering made by this prospectus.

Electronic Delivery of Prospectuses and Shareholder Reports

You may request to receive electronic delivery of Fund prospectuses and annual and semi-annual reports by calling customer service at 800-368-2745.

Combined General Mailings (Householding)

Multiple accounts with the same social security number will receive one mailing per household of information such as prospectuses and semi-annual and annual reports. Call customer service at 800-368-2745 to request further grouping of accounts to receive fewer mailings, or to request that each account still receive a separate mailing. Separate statements will be generated for each separate account and will be mailed in one envelope for each combination above.

Special Services and Charges

Each Fund pays for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account or a stop payment on a draft. You may be required to pay a fee for these special services.

If you are purchasing shares through a program of services offered by a broker/dealer or other financial institution, you should read the program materials together with this Prospectus. Certain features may be modified in these programs. Investors may be charged a fee if they effect transactions in Fund shares through a broker/dealer or other agent.

Minimum Account Balance

Please maintain a balance in each of your Fund accounts of at least $1,000 per class. If the balance in your account falls below the minimum during a month, the account may be closed and the proceeds mailed to the address of record. You will receive notice that your account is below the minimum and will be closed if the balance is not brought up to the required minimum within 30 days.

Shares held through an omnibus account or wrap-fee program for which a Fund has waived investment minimums are not subject to this requirement.

Dividends, Capital Gains And Taxes

Each Fund pays dividends from its net investment income on a monthly basis. Net investment income consists of interest income, if any, and dividends declared and paid on investments, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Funds do not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividend and distribution payments will vary between classes.

Dividend Payment Options

Dividends and any distributions are automatically reinvested in the same Fund at NAV, unless you elect to have amounts of $10 or more paid in cash, by check or by Calvert Money Controller. Dividends and distributions from any Calvert Fund may be automatically invested in an identically registered account in any other Calvert Fund at NAV. If reinvested in the same account, new shares will be purchased at NAV on the reinvestment date, which is generally 1 to 3 days prior to the payment date. You must notify a Fund in writing to change your payment options. If you elect to have dividends and/or distributions paid in cash, and the U.S. Postal Service returns the check as undeliverable, it, as well as future dividends and distributions, will be reinvested in additional shares. No dividends will accrue on amounts represented by uncashed distribution or redemption checks.

Buying a Dividend

At the time of purchase, the share price of each class may reflect undistributed income, capital gains or unrealized appreciation of securities. Any income or capital gains from these amounts which are later distributed to you are fully taxable. On the record date for a distribution, share value is reduced by the amount of the distribution. If you buy shares just before the record date ("buying a dividend"), you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

Federal Taxes

In January, your Fund will mail Form 1099-DIV indicating the federal tax status of dividends and any capital gain distributions paid to you during the past year. Generally, dividends and distributions are taxable in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested. Dividends, including short-term capital gains, are taxable as ordinary income. Distributions from long-term capital gains are taxable as long-term capital gains, regardless of how long you have owned shares.

You may realize a capital gain or loss when you sell or exchange shares. This capital gain or loss will be short- or long-term, depending on how long you have owned the shares which were sold. In January, the Funds whose shares you have sold or exchanged in the past year will mail Form 1099-B indicating the total amount of all such sales, including exchanges. You should keep your annual year-end account statements to determine the cost (basis) of the shares to report on your tax returns.

Other Tax Information

In addition to federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area. You will be notified to the extent, if any, that dividends reflect interest received from U.S. Government securities. Such dividends may be exempt from certain state income taxes.

Taxpayer Identification Number

If we do not have your correct Social Security or Taxpayer Identification Number ("TIN") and a signed certified application or Form W-9, Federal law requires us to withhold 28% of your reportable dividends, and possibly 28% of certain redemptions. In addition, you may be subject to a fine by the Internal Revenue Service. You will also be prohibited from opening another account by exchange. If this TIN information is not received within 60 days after your account is established, your account may be redeemed (closed) at the current NAV on the date of redemption. Calvert reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the past five (5) fiscal years (or if shorter, the period of the Fund's operations). The Fund's fiscal year end is September 30. Certain information reflects financial results for a single share by Class. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions), and does not reflect any applicable front- or back-end sales charge. The information has been derived from the Fund's financial statements, which were audited by KPMG LLP. Their report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request.

Income Fund
Financial Highlights

	Years Ended
	September 30,	September 30,
Class A Shares	2006	2005
Net asset value, beginning	$17.03	$17.37
Income from investment operations
Net investment income	.75	.57
Net realized and unrealized gain	(.09)	.09
Total from investment operations	.66	.66
Distributions from
Net investment income	(.75)	(.57)
Net realized gain	(.22)	(.43)
Total distributions	(.97)	(1.00)
Total increase (decrease) in net asset value	(0.31)	(.34)
Net asset value, ending	$16.72	$17.03

Total return*	4.02%	3.95%
Ratios to average net assets: A
Net investment income	4.54%	3.36%
Total expenses	1.20%	1.20%
Expenses before offsets	1.20%	1.20%
Net expenses	1.20%	1.19%
Portfolio turnover	578%	742%
Net assets, ending (in thousands)	$3,860,160	$2,976,466

		Years Ended
	September 30,	September 30,	September 30,
Class A Shares	2004	2003	2002
Net asset value, beginning	$17.53	$16.14	$17.48
Income from investment operations
Net investment income	.53	.79	1.03
Net realized and unrealized gain (loss)	.65	1.48	(.71)
Total from investment operations	1.18	2.27	.32
Distributions from
Net investment income	(.54)	(.78)	(1.04)
Net realized gain	(.80)	(.10)	(.62)
Total distributions	(1.34)	(.88)	(1.66)
Total increase (decrease) in net asset value	(.16)	1.39	(1.34)
Net asset value, ending	$17.37	$17.53	$16.14

Total return*	7.03%	14.51%	1.93%
Ratios to average net assets: A
Net investment income	3.08%	4.69%	6.21%
Total expenses	1.21%	1.21%	1.12%
Expenses before offsets	1.21%	1.21%	1.12%
Net expenses	1.20%	1.21%	1.11%
Portfolio turnover	824%	1,046%	1,540%
Net assets, ending (in thousands)	$2,309,621	$1,673,699	$1,490,514

See notes to financial highlights.

Income Fund
Financial Highlights

	Years Ended
	September 30,	September 30,
Class B Shares	2006	2005
Net asset value, beginning	$17.01	$17.35
Income from investment operations
Net investment income	.63	.45
Net realized and unrealized gain (loss)	(.10)	.09
Total from investment operations	.53	.54
Distributions from
Net investment income	(.63)	(.45)
Net realized gain	(.22)	(.43)
Total distributions	(.85)	(.88)
Total increase (decrease) in net asset value	(0.32)	(.34)
Net asset value, ending	$16.69	$17.01

Total return*	3.25%	3.22%
Ratios to average net assets: A
Net investment income	3.74%	2.60%
Total expenses	1.95%	1.94%
Expenses before offsets	1.95%	1.94%
Net expenses	1.94%	1.93%
Portfolio turnover	578%	742%
Net assets, ending (in thousands)	$285,301	$346,829

		Years Ended
	September 30,	September 30,	September 30,
Class B Shares	2004	2003	2002
Net asset value, beginning	$17.52	$16.13	$17.47
Income from investment operations
Net investment income	.41	.66	.89
Net realized and unrealized gain (loss)	.64	1.48	(.71)
Total from investment operations	1.05	2.14	.18
Distributions from
Net investment income	(.42)	(.65)	(.90)
Net realized gain	(.80)	(.10)	(.62)
Total distributions	(1.22)	(.75)	(1.52)
Total increase (decrease) in net asset value	(.17)	1.39	(1.34)
Net asset value, ending	$17.35	$17.52	$16.13

Total return*	6.20%	13.67%	1.14%
Ratios to average net assets: A
Net investment income	2.37%	3.94%	5.42%
Total expenses	1.95%	1.94%	1.94%
Expenses before offsets	1.95%	1.94%	1.94%
Net expenses	1.93%	1.94%	1.93%
Portfolio turnover	824%	1,046%	1,540%
Net assets, ending (in thousands)	$373,648	$369,355	$321,562

See notes to financial highlights.

Income Fund
Financial Highlights

	Years Ended
	September 30,	September 30,
Class C Shares	2006	2005
Net asset value, beginning	$17.02	$17.35
Income from investment operations
Net investment income	.63	.45
Net realized and unrealized gain (loss)	(.10)	.10
Total from investment operations	.53	.55
Distributions from
Net investment income	(.63)	(.45)
Net realized gain	(.22)	(.43)
Total distributions	(.85)	(.88)
Total increase (decrease) in net asset value	(0.32)	(.33)
Net asset value, ending	$16.70	$17.02

Total return*	3.24%	3.29%
Ratios to average net assets: A
Net investment income	3.86%	2.66%
Total expenses	1.90%	1.91%
Expenses before offsets	1.90%	1.91%
Net expenses	1.89%	1.90%
Portfolio turnover	578%	742%
Net assets, ending (in thousands)	$390,620	$285,889

		Years Ended
	September 30,	September 30,	September 30,
Class C Shares	2004	2003	2002
Net asset value, beginning	$17.52	$16.13	$17.47
Income from investment operations
Net investment income	.41	.67	.89
Net realized and unrealized gain (loss)	.64	1.48	(.71)
Total from investment operations	1.05	2.15	.18
Distributions from
Net investment income	(.42)	(.66)	(.90)
Net realized gain	(.80)	(.10)	(.62)
Total distributions	(1.22)	(.76)	(1.52)
Total increase (decrease) in net asset value	(.17)	1.39	(1.34)
Net asset value, ending	$17.35	$17.52	$16.13

Total return*	6.23%	13.72%	1.09%
Ratios to average net assets: A
Net investment income	2.39%	3.98%	5.40%
Total expenses	1.92%	1.89%	1.97%
Expenses before offsets	1.92%	1.89%	1.97%
Net expenses	1.91%	1.88%	1.96%
Portfolio turnover	824%	1,046%	1,540%
Net assets, ending (in thousands)	$231,952	$194,686	$159,007

See notes to financial highlights.

Short Duration Income Fund
Financial Highlights

		Years Ended
	September 30,	September 30,	September 30,
Class A Shares	2006 (z)	2005 (z)	2004
Net asset value, beginning	$16.13	$16.35	$16.58
Income from investment operations
Net investment income	.65	.43	.32
Net realized and unrealized gain	.11	.09	.36
Total from investment operations	.76	.52	.68
Distributions from:
Net investment income	(.64)	(.43)	(.32)
Net realized gain	(.14)	(.31)	(.59)
Total distributions	(.78)	(.74)	(.91)
Total increase (decrease) in net asset value	(.02)	(.22)	(.23)
Net asset value, ending	$16.11	$16.13	$16.35

Total return*	4.86%	3.25%	4.23%
Ratios to average net assets: A
Net investment income	4.12%	2.69%	1.98%
Total expenses	1.19%	1.19%	1.21%
Expenses before offsets	1.09%	1.09%	1.09%
Net expenses	1.08%	1.08%	1.08%
Portfolio turnover	524%	633%	967%
Net assets, ending (in thousands)	$390,947	$211,734	$141,155

	Periods Ended
	September 30,	September 30,
Class A Shares	2003	2002^
Net asset value, beginning	$15.96	$15.00
Income from investment operations
Net investment income	.39	.39
Net realized and unrealized gain	1.00	.98
Total from investment operations	1.39	1.37
Distributions from:
Net investment income	(.39)	(.41)
Net realized gain	(.38)	--
Total distributions	(.77)	(.41)
Total increase (decrease) in net asset value	.62	.96
Net asset value, ending	$16.58	$15.96

Total return*	9.04%	9.21%
Ratios to average net assets: A
Net investment income	2.43%	3.96% (a)
Total expenses	1.27%	1.64% (a)
Expenses before offsets	1.07%	.99% (a)
Net expenses	1.06%	.98% (a)
Portfolio turnover	2,078%	1,777%
Net assets, ending (in thousands)	$92,600	$32,821

See notes to financial highlights.

Short Duration Income Fund
Financial Highlights

	Years Ended
	September 30,	September 30,
Class C Shares	2006 (z)	2005 (z)
Net asset value, beginning	$16.08	$16.31
Income from investment operations
Net investment income	.52	.29
Net realized and unrealized gain	.11	.08
Total from investment operations	.63	.37
Distributions from:
Net investment income	(.51)	(.29)
Net realized gain	(.14)	(.31)
Total distributions	(.65)	(.60)
Total increase (decrease) in net asset value	(.02)	(.23)
Net asset value, ending	$16.06	$16.08

Total return*	4.05%	2.32%
Ratios to average net assets: A
Net investment income	3.28%	1.81%
Total expenses	1.92%	1.95%
Expenses before offsets	1.92%	1.95%
Net expenses	1.91%	1.94%
Portfolio turnover	524%	633%
Net assets, ending (in thousands)	$39,612	$28,663

	Periods Ended
	September 30,	September 30,
Class C Shares	2004	2003^^
Net asset value, beginning	$16.54	$15.96
Income from investment operations
Net investment income	.18	.25
Net realized and unrealized gain	.36	.96
Total from investment operations	.54	1.21
Distributions from:
Net investment income	(.18)	(.25)
Net realized gain	(.59)	(.38)
Total distributions	(.77)	(.63)
Total increase (decrease) in net asset value	(.23)	.58
Net asset value, ending	$16.31	$16.54

Total return*	3.34%	7.81%
Ratios to average net assets: A
Net investment income	1.12%	1.32%
Total expenses	1.96%	2.14%
Expenses before offsets	1.96%	2.14%
Net expenses	1.95%	2.12%
Portfolio turnover	967%	2,078%
Net assets, ending (in thousands)	$23,537	$14,283

See notes to financial highlights.

Long-Term Income
Financial Highlights

	Periods Ended
	September 30,	September 30,
Class A Shares	2006	2005 ^^^
Net asset value, beginning	$15.52	$15.00
Income from investment operations
Net investment income	.58	.27
Net realized and unrealized gain (loss)	.08	.52
Total from investment operations	.66	.79
Distributions from:
From net investment income	(.58)	(.27)
Net realized gain	(.24)	--
Total distributions	(.82)	--
Total increase (decrease) in net asset value	(.16)	.52
Net asset value, ending	$15.36	$15.52

Total return*	4.49%	5.29%**
Ratios to average net assets: A
Net investment income	4.04%	2.41% (a)
Total expenses	3.76%	6.82% (a)
Expenses before offsets	1.55%	1.51% (a)
Net expenses	1.25%	1.25% (a)
Portfolio turnover	547%	931%
Net assets, ending (in thousands)	$4,995	$2,051

Notes to Financial Highlights

A      Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(a)       Annualized.

(z)       Per share figures are calculated using the Average Shares Method.

*      Total return is not annualized for periods less than one year and does not reflect deduction of any front-end or deferred sales charge.

**     Total return would have been 5.15% without the payment by affiliate. On March 30, 2005, the Advisor voluntarily contributed $2,658 to the Fund to reimburse the effect of a realized loss caused by a trading error. This transaction was deemed a "payment by affiliate."

^      From January 31, 2002, inception.

^^     From October 1, 2002, inception.

^^^    From December 31, 2004 inception.

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PRINCIPAL UNDERWRITER
Calvert Distributors, Inc.
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Suite 1000N
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For investors who want more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about each Fund's investments is available in the Fund's Annual and Semi-Annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI for each Fund provides more detailed information about the Fund, including a description of each Fund's policies and procedures with respect to the disclosure of its portfolio holdings. The SAI is incorporated into this prospectus by reference.

You can get free copies of reports and the SAI, request other information and discuss your questions about the Funds by contacting your financial professional, or the Funds at:

Calvert
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Suite 1000N
Bethesda, MD 20814

Telephone: 1-800-368-2745

Each Fund also makes available its SAI and its Annual or Semi-Annual Reports, free of charge on or through its website at the Internet address listed below:

Calvert Website
www.calvert.com

You can review and copy information about a Fund (including the SAI) at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

Investment Company Act File No.: 811-3416

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